Redeemable Convertible and Convertible Preferred Stock After Reorganization - Schedule of preferred shares and warrants for future issuance under equity incentive plan (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	26,820,769	8,484,713
For Seriesa Preferred Shares Outstanding [Member]
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	768,195	768,195
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	3,488,407
Series B-2 Preferred Stock
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	2,054,993
Series B3 Preferred Stock [Member]
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	70,133
Series C1 Preferred Shares
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	1,508,503
Series D Preferred Stock
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	12,529,125
For future issuances of common one shares pursuant to warrants to purchase common one shares [Member]
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	297,241	594,482
For future issuances of Series B Three Preferred Shares pursuant to warrant to purchase Series B Three Preferred Shares [Member]
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	5,427,377
For Conversion of Vested and Unvested Enterprise Junior Stock [Member]
Temporary Equity [Line Items]
Common Stock Reserved for Future Issuances	676,795